Lease right-of-use assets and lease liabilities (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)
Lease Right-of-use Assets And Lease Liabilities
Operating lease payments		$ 25,000
Operating lease payments		$ 36,667
Annual escalation rate	3.00%	3.00%
Incremental borrowing rate	3.70%	3.70%
Operating lease expense	$ 284,169		$ 198,914